Supplemental Guarantor Financial Information - Schedule of Condensed Consolidated Income Statement (Detail) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Condensed Financial Statements, Captions [Line Items]
Revenue	$ 26,552	$ 27,087	$ 54,600
Cost of sales	(10,138)	(10,165)
Gross profit	16,414	16,922
Distribution expenses	(2,767)	(2,911)
Sales and marketing expenses	(3,603)	(4,129)
Administrative expenses	(1,888)	(1,799)
Other operating income/(expenses)	288	206
Profit from operations	8,445	8,289
Net finance cost	(199)	(3,372)
Share of result of associates	62	93
Profit before tax	8,308	5,010
Income tax expense	(1,666)	(1,420)
Profit	6,642	3,590
Profit of the period	6,642	3,590
Profit of the period attributable to:
Equity holders of AB InBev	6,055	2,954
Non-controllinginterest	587	636
Anheuser- Busch InBev SA/NV [member]
Condensed Financial Statements, Captions [Line Items]
Revenue	304	268
Cost of sales	(207)	(172)
Gross profit	97	96
Distribution expenses	(15)	(15)
Sales and marketing expenses	(77)	(113)
Administrative expenses	(153)	(121)
Other operating income/(expenses)	125	318
Profit from operations	(23)	165
Net finance cost	(264)	(101)
Profit before tax	(287)	64
Profit	(287)	64
After-tax income from subsidiaries	6,342	2,890
Profit of the period	6,055	2,954
Profit of the period attributable to:
Equity holders of AB InBev	6,055	2,954
Anheuser Busch InBev Worldwide Inc. [member]
Condensed Financial Statements, Captions [Line Items]
Other operating income/(expenses)	538	413
Profit from operations	538	413
Net finance cost	(1,033)	(1,703)
Profit before tax	(495)	(1,290)
Income tax expense	102	155
Profit	(393)	(1,135)
After-tax income from subsidiaries	418	2,060
Profit of the period	25	925
Profit of the period attributable to:
Equity holders of AB InBev	25	925
Anheuser Busch InBev Finance Inc. [member]
Condensed Financial Statements, Captions [Line Items]
Net finance cost	84	10
Profit before tax	84	10
Income tax expense	(6)	(3)
Profit	78	7
Profit of the period	78	7
Profit of the period attributable to:
Equity holders of AB InBev	78	7
Anheuser Busch Companies [member]
Condensed Financial Statements, Captions [Line Items]
Revenue	7,823	7,694
Cost of sales	(3,685)	(3,615)
Gross profit	4,138	4,079
Distribution expenses	(557)	(589)
Sales and marketing expenses	(1,005)	(1,008)
Administrative expenses	(334)	(286)
Other operating income/(expenses)	(583)	(618)
Profit from operations	1,659	1,578
Net finance cost	(484)	1,522
Share of result of associates	(3)	3
Profit before tax	1,172	3,103
Income tax expense	(373)	(425)
Profit	799	2,678
After-tax income from subsidiaries	216	168
Profit of the period	1,015	2,846
Profit of the period attributable to:
Equity holders of AB InBev	1,015	2,846
Subsidiary Guarantors [member]
Condensed Financial Statements, Captions [Line Items]
Administrative expenses	12	1
Other operating income/(expenses)	(1)
Profit from operations	11	1
Net finance cost	103	47
Profit before tax	114	48
Income tax expense	(2)	(1)
Profit	112	47
After-tax income from subsidiaries	528	443
Profit of the period	640	490
Profit of the period attributable to:
Equity holders of AB InBev	640	490
Non-Guarantors [member]
Condensed Financial Statements, Captions [Line Items]
Revenue	19,735	20,348
Cost of sales	(7,556)	(7,609)
Gross profit	12,179	12,739
Distribution expenses	(2,195)
Sales and marketing expenses	(2,521)	(3,008)
Administrative expenses	(1,413)	(1,393)
Other operating income/(expenses)	210	93
Profit from operations	6,260	6,124
Net finance cost	1,395	(3,147)
Share of result of associates	65	90
Profit before tax	7,720	3,067
Income tax expense	(1,387)	(1,138)
Profit		1,929
After-tax income from subsidiaries	4,017	1,779
Profit of the period	10,350	3,708
Profit of the period attributable to:
Equity holders of AB InBev	9,763	3,072
Non-controllinginterest	587	636
Eliminations [member]
Condensed Financial Statements, Captions [Line Items]
Revenue	(1,310)	(1,223)
Cost of sales	1,310	1,231
Gross profit		8
Profit from operations		8
Profit before tax		8
Income tax expense		(8)
After-tax income from subsidiaries		(7,340)
Profit of the period	$ (11,519)	(7,340)
Profit of the period attributable to:
Equity holders of AB InBev		$ (7,340)